Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000151117
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	Investor Class
Trading Symbol	RPIEX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Investor Class	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 4,067,609,000
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,067,609
Number of Portfolio Holdings	360

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	22.4%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Government Bonds	34.3%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	32.5
Corporate Bonds	13.8
Securities Lending Collateral	13.3
U.S. Treasury Obligations	3.8
U.S. Government & Agency Mortgage-Backed Securities	3.7
Asset-Backed Securities	1.7
Convertible Bonds	1.6
Short-Term and Other	-4.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	30.8%
Brazil Notas do Tesouro Nacional	5.7
Deutsche Bundesrepublik	5.4
Government of New Zealand	4.6
Kingdom of Thailand	3.9
U.S. Treasury Bills	3.8
United Mexican States	3.6
Republic of Serbia	2.3
Government of Malaysia	1.9
Federal National Mortgage Assn.	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000151118
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	Advisor Class
Trading Symbol	PAIEX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Advisor Class	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 4,067,609,000
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,067,609
Number of Portfolio Holdings	360

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	22.4%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Government Bonds	34.3%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	32.5
Corporate Bonds	13.8
Securities Lending Collateral	13.3
U.S. Treasury Obligations	3.8
U.S. Government & Agency Mortgage-Backed Securities	3.7
Asset-Backed Securities	1.7
Convertible Bonds	1.6
Short-Term and Other	-4.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	30.8%
Brazil Notas do Tesouro Nacional	5.7
Deutsche Bundesrepublik	5.4
Government of New Zealand	4.6
Kingdom of Thailand	3.9
U.S. Treasury Bills	3.8
United Mexican States	3.6
Republic of Serbia	2.3
Government of Malaysia	1.9
Federal National Mortgage Assn.	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159134
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	I Class
Trading Symbol	RPEIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - I Class	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 4,067,609,000
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,067,609
Number of Portfolio Holdings	360

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	22.4%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Government Bonds	34.3%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	32.5
Corporate Bonds	13.8
Securities Lending Collateral	13.3
U.S. Treasury Obligations	3.8
U.S. Government & Agency Mortgage-Backed Securities	3.7
Asset-Backed Securities	1.7
Convertible Bonds	1.6
Short-Term and Other	-4.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	30.8%
Brazil Notas do Tesouro Nacional	5.7
Deutsche Bundesrepublik	5.4
Government of New Zealand	4.6
Kingdom of Thailand	3.9
U.S. Treasury Bills	3.8
United Mexican States	3.6
Republic of Serbia	2.3
Government of Malaysia	1.9
Federal National Mortgage Assn.	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219340
Shareholder Report [Line Items]
Fund Name	Dynamic Global Bond Fund
Class Name	Z Class
Trading Symbol	TRDZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dynamic Global Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Global Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 4,067,609,000
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,067,609
Number of Portfolio Holdings	360

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	22.4%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Government Bonds	34.3%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	32.5
Corporate Bonds	13.8
Securities Lending Collateral	13.3
U.S. Treasury Obligations	3.8
U.S. Government & Agency Mortgage-Backed Securities	3.7
Asset-Backed Securities	1.7
Convertible Bonds	1.6
Short-Term and Other	-4.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	30.8%
Brazil Notas do Tesouro Nacional	5.7
Deutsche Bundesrepublik	5.4
Government of New Zealand	4.6
Kingdom of Thailand	3.9
U.S. Treasury Bills	3.8
United Mexican States	3.6
Republic of Serbia	2.3
Government of Malaysia	1.9
Federal National Mortgage Assn.	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless